Deferred revenue	12 Months Ended
Dec. 31, 2021
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Deferred revenue

32.  Deferred revenue

Deferred revenue primarily consists of rent income and it is classified as current at 31 December 2021 and 2020. The amount of deferred revenue is TL 111,136 and TL 116,921 as at 31 December 2021 and 2020, respectively.